Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
LEASES

NOTE 4 – LEASES

The following represents the aggregate right-of-use assets and related lease liabilities as:

	December 31,
	2 0 2 0	2 0 1 9
	U.S. dollars in thousands
Amounts recognized in the consolidated balance sheet – right-of-use assets, net	$1,775	$1,290
Current liabilities	$346	$292
Long-term liabilities	1,492	983
Total operating leased liabilities	$1,838	$1,275

In the fourth quarter of 2020, the Company entered into a new operating lease agreement of a new office space in Israel which resulted in increase of the right-of-use asset and the lease liability in approximately $600 thousand, the lease terms expected to be seven years commencing in January 2021.

The weighted average lease term and weighted average discount rate as of December 31, 2020 were as follows:

Weighted average lease term – operating lease	5.39 years
Weighted average discount rate – operating lease	7.07%

The future cash flows related to the operating lease liabilities as of December 31, 2020 were as follows:

U.S. dollars in thousands
Years ending December 31:
2021	$421
2022	450
2023	450
2024	348
2025	163
Thereafter	360

Total lease payments (undiscounted)	2,192
Less – discount to net present value	(354)
Present value of lease liabilities	$1,838